UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

        Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

220 Russell Avenue

Rahway, NJ 07065

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

220 Russell Avenue

Rahway, NJ 07065

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report December 31, 2013

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds MH Elite Fund of Funds MH Elite Select Portfolio of Funds MH Elite Income Fund of Funds	(MHELX) (MHEFX) (MHESX) (MHEIX)

MH Elite Portfolio of Funds, Inc. 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2013 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

It was a wonderful year to be an investor in the U.S. stock market. Despite a few hiccups throughout 2013, it was a record setting year for the U.S. equity markets. The Dow Jones Industrial Average had its best year since 1995 with a gain of 27%. The S&P 500 index’s gain of 32% was its best year since 1997 while the Nasdaq Composite and Russell 2000 indexes both ended the year with returns in excess of 38%.

The Fed’s accommodative monetary policy and low interest rates overshadowed Washington’s dysfunctional behavior, high unemployment, a federal shutdown and an embarrassing start to Obamacare. Surprisingly, consumer confidence improved to its highest level in 5 years. Globally there are signs of instability that could wreak havoc on the stock market at any time. Currently Syria, Libya, Egypt, Iran, Iraq, Mozambique and Kenya are all ticking time bombs. Led by turmoil in Brazil and China’s slowdown in growth, emerging markets were mostly in the red. Bright spots globally included Europe’s recovery from the financial crisis and Japan’s Nikkei 225 index having its best annual performance in more than four decades.

2013 started off on the right foot as an agreement was reached to offset the impact of the looming fiscal cliff nightmare, improving U.S. economic data, stabilization of the debt crisis in Europe and better than expected fourth quarter 2012 corporate earnings reports.

With a spike in consumer confidence, retail sales increased more than was forecasted and the housing market strengthened during the first quarter. After sitting on the sidelines for the past few years, investors started pouring more money into U.S. stocks during January fueling a strong first quarter, led by financials (+10%), utilities (+11%) and health care (+16%) stocks. But not all was rosy as concerns over ending QE3 drove demand and prices for precious metals and mining stocks into a tailspin. By the end of the first quarter the precious metals sector was down 17%.

A bump in the road dampened enthusiasm for the stock and bond markets in May and June. Remarks by Fed Chairman Ben Bernanke that the Fed was considering tapering its purchases of bonds later in the year resulted in a quick spike in longer-term interest rates for the first time in nearly three years. This in turn negatively impacted stocks, bonds, gold and emerging markets debt and equity. The stock market responded with a better than 2% loss in mid-June, with the Dow falling over 550 points in just two days. This was in response to what might happen not because anything did happen. It became apparent that economic data was taking a back seat to monetary policies as the Fed was now in the driver seat for stimulating the economy and ultimately the performance of the stock market. Spooked by the rise in interest rates, investors broke an almost two year streak of inflows into bond funds by withdrawing over $60 billion out of bond funds in June. By the end of the second quarter bond returns turned negative with inflation protected bonds down 6.9%, the world bond category down 4.7% and the Barclay’s Aggregate Bond Index down 2.4%. Precious metals continued to sour with a mid-year loss of 46% while the broad equity indexes still managed modest gains for the quarter.

It’s all about the Fed. Reassuring statements from the Federal Reserve in July boosted returns over 5%. Fears about the Federal Reserve’s tapering plans pushed markets lower by 3% in August. Hardest hit by Fed tapering were emerging markets which rely on cheap financing to prosper. The Fed’s decision to postpone its planned tapering coupled with improved global economic data aided the stock market’s performance in September as markets advanced again by 3 to 7%, led by foreign stocks, small caps and the technology sector. Europe was showing signs of coming out of its longest recession with a pickup in manufacturing in Italy and Spain and economic growth in Germany. Domestically, inaction by Congress and the possibility of a government shutdown weighed on the markets as we entered the fourth quarter.

In spite of itself, Congress was able to reach an agreement to postpone the debt battle until 2014. Markets moved higher in October, despite the government shutting down for a couple of weeks, as third quarter earnings were better than expected and consumers remained optimistic. The nomination of Janet Yellen to replace Ben Bernanke as next Fed Chairman was received positively. A no news is good news scenario kept the U.S. stock market moving forward in November while developed and emerging markets struggled. The Fed’s announcement it would cut back its asset purchase program to $75 billion from $85 billion per month slowed the U.S. stock market’s rally in December. The Fed also stated it plans to keep short term interest rates near zero as long as unemployment stays relatively high and inflation low.

The U.S. stock market ended 2013 at record highs while the bond market was negative for the year. European and Japanese stocks flourished while emerging market equities and bonds floundered in negative territory. The importance of diversification and asset allocation cannot be stressed enough. Assembling a diversified multi-asset class portfolio is an investor’s best anecdote to market volatility. With proper planning and asset allocation you can weather the expectations and drown out the noise. How many times have you heard “This time it’s different”? It is never different, only the expectations change when it comes to investing. The stock and bond market will always have peaks and valleys. Volatility is the norm, not the exception. The stock market needs volatility to flourish. How many investors are out of the market in fear that the financial crisis that happened in 2008 could happen again.  Fact is it will happen again but so will the recovery like  we have witnessed over the past 5 years. Unfortunately poor planning and investor behavior have crippled many investment portfolios more so than the 2008 recession and recovery.

MH Elite Small Cap Fund of Funds gained 35.6% in 2013. By comparison, the Russell 2000 index of small cap stocks gained 38.8%. Acknowledging that top performing funds will generally under perform their respective benchmarks 30% of the time over a ten year cycle, there will always be a few positions within the portfolio that will be a drag on our overall performance in any given year. Relative to the small cap categories tracked by Morningstar, our performance was comparable to other small cap funds. In general, small cap growth funds outperformed value funds by approximately 10% this past year. When comparing our performance vs. an index keep in mind indexes do not have expenses, trading costs and do not have to handle cash flow issues. Some or all of these issues can have a positive or negative impact on a fund’s performance relative to an index. It is not a fair analysis to compare a portfolio of funds against an individual fund or index.

In 2013, the following funds were added in November, micro-cap funds Buffalo Emerging Opportunities and DFA US Micro Cap, small cap blend funds, Hodges Small Cap and Glenmede Small Cap Equity and small cap value funds, Cove St. Capital Small Cap Value and DFA US Targeted Value. We added to a number of existing positions, including Alliance Bernstein Growth, TFS Small Cap, Walthausen Small Cap Value, Fidelity Small Cap Discovery and SouthernSun Small Cap. We also trimmed our position in T Rowe Price Small Cap Stock to add to T Rowe Price New Horizons. We liquidated our positions in Allianz NFJ Small Cap Value, Cambiar Small Cap, Royce Dividend Value and Berwyn. Due to a change in portfolio managers we also sold Janus Triton. We were rewarded nicely for our commitment to a few funds with returns in excess of 40%. Our top performers were T. Rowe Price New Horizons (49.1%), Alliance Bernstein Small Cap Growth (45.5%), Adirondack Small Cap (44.9%), TFS Small Cap (44%), BMO Small Cap Growth (42.2%) and SouthernSun Small Cap (42%). Picking up the rear in terms of performance was Huber Capital Small Cap Value with a gain of 28.3%. Our other holdings all had returns in excess of 30% for the year. We continue to search for the best mix of funds we believe will create a balanced approach to investing in small cap stocks over the long term. We try to look for consistency over 1, 3 and 5 year average annual returns.

MH Elite Small Cap Fund of Funds has performed very well relative to other fund of funds. Our 5 year average annual return ranked in the top 1% out of 4133 fund of funds according to a recent search performed using Morningstar’s Principia mutual fund database. This research only identified 18 fund of funds that had a higher 5 year average annual return than the Small Cap Fund of Funds. Most fund of funds are asset allocation funds that invest in various asset classes and are not a direct comparison to the MH Elite Small Cap Fund of Funds.  By using MH Elite Funds we allow the shareholder to create their own asset allocation which sets us apart from the industry. We maintain a unique investing style, and to the best of our knowledge, there is only one other fund with a similar investing strategy of investing only in the small cap sector within the fund of funds structure. We have outperformed this fund for 5 consecutive years and in 8 of the past 10 years had a higher 1, 3, 5 and 10 year average annual return.

MH Elite Fund of Funds gained 30% in 2013 which trailed the returns of the S&P 500 Index and the Russell 1000 Index, up 32.4% and 33.1%, respectively. Through September, we had a slight edge in performance over the indexes but fell behind in the last quarter, trailing the index’s performance by 1% in each of those months.

Our best performers for the year were mid cap holdings, Primecap Odyssey Aggressive Growth (54.9%) and Aston/Fairpointe Mid Cap (44.5%). Other notable contributors to performance were T. Rowe Price Media and Telecommunications (40.8%), Scout Mid Cap (37.7%) Royce Special Equity Multi Cap (36.3%), Artisan Mid Cap Value (35.8%), Fairholme (35.5%) and PIMCO Fundamental Index Plus Trust (34.9%).

Funds that detracted from our performance in 2013 and subsequently liquidated in December were Fidelity Consumer Staples, Columbia Dividend Opportunity, BBH Core Select and Ivy Mid Cap Growth. Other holdings that underperformed relative to the indexes were Sterling Capital Equity Income (24.1%), Yacktman (27.7%) and Brown Advisory Growth Equity (28.6%). In December we added mid cap growth fund, Akre Focus, mid cap value fund, Vanguard Selected Value and large cap value fund, T. Rowe Price Value.

MH Elite Fund of Funds has also performed well when compared with the 4133 fund of funds tracked by Morningstar. The 5 year average annual return for this fund is in the top 7% out of the 4133 fund of funds tracked by Morningstar. The fund has also outperformed comparable fund of funds with similar investing strategies over the prior 1, 3 and 5 year time periods.

MH Elite Select Portfolio of Funds gained 11.3% in 2013. Our diversification into various asset classes hurt overall performance. Weaknesses in Gold (its worst year in terms of performance since 1981) and Precious Metals, Global Real Estate, Emerging Markets and Latin America offset gains in Health Care and Foreign Developed Markets. To highlight the extremes in performance, gold funds (we sold Tocqueville Gold in May due to increased volatility) were down over 40% while T. Rowe Price Health Sciences was our best performer with a gain of 51.4%. The Emerging Market fund category posted negative returns for the year while funds representing the Foreign Developed Markets had returns in excess of 25% including MFS International Value (27.7%), Oakmark International (29.3%) and Oppenheimer International Growth (25.5%). Virtus Emerging Markets Opportunities and Wasatch Emerging Markets Small Cap were down 6.3% and 3.6% respectively. An exception to the dismal performance of emerging market funds was Wasatch Frontier Emerging Small Countries with a gain of 18%. We also received strong performances from two Vanguard funds, Energy Index (up 25.8%) and Materials Index (up 24.9%).

Mid-year changes included replacing Nuveen Global Infrastructure with Alpine Global Infrastructure, replacing Westcore International Small Cap with Franklin International Small Cap Growth, replacing Harbor International with Lazard International Strategic Equity and replacing Allianz NFJ International Value with Pimco International StocksPlus. Other funds sold were Janus Overseas, Fidelity Canada, Lazard Emerging Market, Permanent Portfolio and TFS Market Neutral. T. Rowe Global Technology was sold due to a heavy weighting to US stocks and will be considered for inclusion in the MH Elite Fund of Funds portfolio. Smaller positions were taken in Seafarer Overseas Growth and Income, Columbia Acorn Emerging Market, Calvert Global Water, Pimco CommoditiesPLUS Strategy and Fidelity Select Chemicals.

The fund has allocated approx. 35% to Foreign Develop Markets, 25% to Emerging Market funds, 5% to Commodities, 5% to the Real Estate sector, 10% to the Natural Resources sector and 20% to other alternative strategies including the health care sector, infrastructure, long/short funds, global asset allocation and cash.

The Fund’s allocation does not have a clear fit to a Morningstar category and consequently its star rating is not an accurate indicator of performance. The Morningstar Category for the Select Portfolio of Funds is World Stock. It is by intention that we limit U.S. exposure to fewer than 25% of the portfolio as our emphasis is on foreign markets to complement our other equity funds. Currently we have less than 21% allocated to the U.S. market. In contrast, top performing funds in the World Stock category have 40 to 50% allocated to the U.S. market. Only 21 funds out of 1122 funds in the World Stock category have less than 21% of their portfolio allocated to the U.S. With a strong underweight to the U.S. it is very clear why MH Elite Select Portfolio of Funds lagged the World Stock category in 2013.

MH Elite Income Fund of Funds ended the year down slightly. Its -0.2% return fared better than the Barclay’s Aggregate Bond Index loss of 1.3%. Having provided above average returns over the past 5 years it was perhaps time for bond funds to take a breather. The negative impact on bond fund returns when interest rates rise was exposed in May and June. With the anticipation of the Fed reducing its monthly bond purchases, interest rates spiked and bond returns turned negative.

Changes to the portfolio in 2013 included replacing Pimco Foreign Bond-Unhedged with Pimco Foreign Bond-Hedged to reduce the volatility in foreign currencies. Berwyn Income was replaced with Westwood Income Opportunity and Thornburg Limited Term Income was purchased to replace Weitz Short/Intermediate Income. Allianz Convertible and Pimco Real Estate Real Return Strategy were sold with proceeds added to other existing positions. The daily price swings for the Pimco Real Estate Real Return were deemed unsuitable for the portfolio at this time.

We received strong positive returns from Vanguard High Dividend Yield Index (30.1%), Ivy High Income (10.5%), multisector bond funds, Loomis Sayles Bond (5.9%) and Pimco Income (4.8%), and Credit Suisse Floating Rate High Income (5.2%). Our weakest performers were emerging market bond funds Fidelity New Markets Income (-6.4%) and TCW Emerging Markets Income (-4.7%). A non-traditional bond holding, Forward Credit Analysis Long/Short Fund lost 14.2% and is being watched carefully. With the ability to short the fixed income market, I had expectations this fund would have handled the rise in interest rates more effectively.  Our other holdings had returns ranging from a loss of 1.7% to a modest gain of 1.9%.

Forty percent of the portfolio is allocated towards traditional bond funds with an emphasis on short, intermediate term and multisector bond funds. We have diversified the portfolio by allocating 10% to High Yield Bond Funds, 5% to Bank Loan Funds, 20% to Emerging Market and World Bond Funds, 7% to Conservative Allocation Funds, 5% to a fund that generates income from stock dividends and 13% to cash.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach, all within the MH Elite Family of Funds.

I recently came across a marketing brochure highlighting a fund’s recent Morningstar 4-Star rating. The fund is a balanced fund of funds within Morningstar’s tactical allocation category. The fund allocates approximately 65% to stock funds and 35% to bond funds. A similar allocation to MH Elite Fund of Funds and MH Elite Income Fund of Funds would have yielded a higher return as shown in the table below.

Fund	2012	2013
4 Star Fund	9.45	18.56
MH Elite Funds	11.14	19.40

The purpose of making this reference is to reiterate that our funds represent a portfolio and while we may not get the stars or recognition from Morningstar and other reporting services we do provide very competitive returns and give shareholders the opportunity to decide how they want to allocate their investments by offering very specific asset classes for each of our funds. While we have not earned 4 stars for our funds we have been able to generate comparable 4 star returns when used to build a diversified multi-asset portfolio.

The Board of Directors has approved a reduction in the Investment Advisory Fee paid by MH Elite Select Portfolio of Funds to MH Investment Management Inc. Effective May 1, 2014 the Investment Advisory Fee will be reduced by 75 basis points, from 1.75% to 1%. The Fund’s overall expense ratio will be 1.25%. This is a direct benefit for shareholders. By lowering the expense ratio, the Fund’s returns will increase by the amount of the reduction.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders.

For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2013

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Walthausen Small Cap Value	7.1	Fidelity Small Cap Discovery	7.9	T. Rowe Price New Horizons	6.7
Huber Capital Small Cap Value Inv	5.8	SouthernSun Small Cap Inv	7.7	Alliance Bernstein Small Cap Growth Adv	6.1
Adirondack Small Cap	4.5	PIMCO Small Cap StocksPLUS TR I	7.3	Buffalo Emerging Opportunities	5.1
Cove Street Capital Small Cap Value I	2.8	Homestead Small Company Stock	7.2	T. Rowe Price Small Cap Stock	5.1
DFA US Targeted Value I	2.7	TFS Small Cap	5.5	BMO Small Cap Growth Y	3.9
		Hodges Small Cap	4.0
		DFA US Micro Cap I	2.8
		Glenmede Small Cap Equity Adv	2.8

Short-Term Securities and Other Assets – 5.0%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
27%	34%	39%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

December 31, 2013

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2003 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2013
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	35.63%	18.39%	6.71%
Russell 2000 Index	38.82%	20.08%	9.07%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2013

Mutual Funds (95.0%)	Shares	Value

Fidelity Small Cap Discovery	16,057	$ 501,948
SouthernSun Small Cap Inv	16,035	486,184
Pimco Small Cap StocksPLUS TR I	47,422	460,945
Homestead Small Company Stock	12,398	456,994
Walthausen Small Cap Value	18,444	450,044
T. Rowe Price New Horizons	9,238	427,430
Alliance Bernstein Small Cap Growth Adv	7,133	383,775
Huber Capital Small Cap Value Inv *	20,458	367,226
TFS Small Cap	25,629	346,254
T Rowe Price Small Cap Stock	7,259	323,456
Buffalo Emerging Opportunities	16,129	322,097
Adirondack Small Cap	12,838	287,178
Hodges Small Cap	13,624	254,360
BMO Small Cap Growth Y	11,023	246,371
Cove Street Capital Small Cap Value I*	4,815	178,584
DFA US Micro Cap I	8,807	177,102
Glenmede Small Cap Equity Adv	6,668	174,633
DFA US Targeted Value I	7,652	174,230

Total Mutual Funds (Cost $ 4,744,250)		6,018,811

Short-Term Securities (4.3%)

Fidelity Institutional Money Market (Cost $ 274,661)		274,661

Total Short-Term Securities		274,661

Total Investments in Securities (Cost $ 5,018,911)		6,293,472

Other Assets (0.7%)		45,104

Net Assets (100%)		$ 6,338,576

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2013

Assets

Investments in securities at value (Cost $ 5,018,911)	$ 6,293,472
Cash	45,104

Total Assets	6,338,576

Liabilities

Total Liabilities	-

Net Assets	$ 6,338,576

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 740,763)	$ 4,269,502
Accumulated realized gain on investments	794,513
Net unrealized appreciation on investments	1,274,561

Net Assets	$ 6,338,576

Net asset value per share	$ 8.56

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2013

Investment income
Dividend income from underlying funds	$ 5,489
Interest income from underlying funds	29,749
Dividend income from money market	114

Total investment income	35,352

Expenses
Investment advisory fees (note 2)	55,419
Administrative service fees	13,855
Total expenses	69,274

Net investment loss	(33,922)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	330,235
Net realized gain from investments	498,200
Net change in unrealized appreciation on investments	881,468
Net realized and unrealized gain on investments	1,709,903

Net increase in net assets resulting from operations	$ 1,675,981

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2013 and 2012

	2013	2012
Increase in net assets from operations
Net investment loss	$ (33,922)	$ (7,433)
Capital gain distributions from underlying funds	330,235	195,153
Net realized gain from investments	498,200	147,457
Change in unrealized appreciation on investments	881,468	307,368
Net increase in net assets resulting from operations	1,675,981	642,545

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(77,524)	-
Total distributions	(77,524)	-

Capital share transactions (note 5)	(173,707)	93,081
Total increase	1,424,750	735,626

Net assets at beginning of period	4,913,826	4,178,200
Net assets at end of period	$ 6,338,576	$ 4,913,826

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2013

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Sterling Capital Equity Income I	5.1	PIMCO Fundamental IndexPlus Trust I	5.1	Wells Fargo Advantage Growth Adm	5.9
ING Corporate Leaders Trust B	5.1	Yacktman Svc	4.6	Brown Advisory Growth Equity I	5.7
T. Rowe Price Value	4.6	Gabelli Asset AAA	4.2	LKCM Equity I	4.5
Fairholme	4.3	Royce Special Equity Multi-Cap Service	4.3	T. Rowe Price Media & Telecommunications	4.3

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Vanguard Selected Value Inv	4.6	Weitz Partners III Opportunity I	5.9	Primecap Odyssey Aggressive Growth	5.2
Artisan Mid Cap Value Inv	3.4	Aston/Fairpointe Mid Cap N	4.2	Akre Focus I	4.6
RidgeWorth Mid Cap Value Equity I	3.3	Scout Mid Cap	4.0

Short-Term Securities and Other Assets – 7.1%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
25%	30%	45%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

December 31, 2013

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2013
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	29.96%	15.98%	5.71%
Russell 1000 Index	33.11%	18.59%	7.63%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

December 31, 2013

Mutual Funds (92.9%)	Shares	Value

Weitz Partners III Oportunity I	35,674	$ 583,264
Wells Fargo Advantage Growth Adm	10,690	577,596
Brown Advisory Growth Equity Inv	29,922	561,642
Primecap Odyssey Aggressive Growth	17,410	516,194
ING Corporate Leaders Trust B	15,919	504,789
Pimco Fundamental IndexPlus Trust I	74,053	504,303
Sterling Capital Equity Income I	26,776	502,319
Vanguard Selected Value Inv *	16,222	457,462
Akre Focus I *	21,771	457,184
T. Rowe Price Value *	13,522	456,626
Yacktman Svc	19,206	452,098
LKCM Equity I	19,733	442,805
Royce Special Equity Multi-Cap Service	28,285	423,151
Fairholme	10,691	419,102
T Rowe Price Media & Telecommunications	6,031	418,922
Gabelli Assett AAA	6,346	414,484
Aston/Fairpointe Mid Cap N	9,347	411,004
Scout Mid Cap	22,345	397,960
Artisan Mid Cap Value Inv	12,251	330,781
RidgeWorth Mid Cap Value Equity I	23,511	320,455

Total Mutual Funds (Cost $ 6,885,000)		9,152,141

Short-Term Securities (6.5%)

Fidelity Institutional Money Market (Cost $ 637,633)		637,633

Total Short-Term Securities (Cost $ 637,633)		637,633

Total Investments in Securities (Cost $ 7,522,633)		9,789,774

Other Assets (0.6%)		64,248

Net Assets (100%)		$ 9,854,022

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2013

Assets

Investments in securities at value (Cost $ 7,522,633)	$ 9,789,774
Cash	64,248

Total Assets	9,854,022

Liabilities

Total Liabilities	-

Net Assets	$ 9,854,022

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,354,821)	$ 7,066,405
Undistributed net investment income	20,616
Accumulated realized gain on investments	499,860
Net unrealized appreciation on investments	2,267,141

Net Assets	$ 9,854,022

Net asset value per share	$ 7.27

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2013

Investment income
Dividend income from underlying funds	$ 129,292
Dividend income from money market	165
Total investment income	129,457

Expenses
Investment advisory fees (note 2)	87,073
Administrative service fees	21,768
Total expenses	108,841

Net investment income	20,616

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	360,167
Net realized gain from investments	324,330
Net change in unrealized appreciation on investments	1,546,061
Net realized and unrealized gain on investments	2,230,558

Net increase in net assets resulting from operations	$ 2,251,174

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2013 and 2012

	2013	2012
Increase in net assets from operations
Net investment income	$ 20,616	$ 34,976
Capital gain distributions from underlying funds	360,167	117,886
Net realized gain from investments	324,330	283,933
Change in unrealized appreciation on investments	1,546,061	479,496
Net increase in net assets resulting from operations	2,251,174	916,291

Distributions to shareholders from:
Net investment income	(34,976)	-
Realized gains	-	-
Total distributions	(34,976)	-

Capital share transactions (note 5)	96,414	158,332
Total increase	2,312,612	1,074,623

Net assets at beginning of period	7,541,410	6,466,787
Net assets at end of period	$ 9,854,022	$ 7,541,410

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2013

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Latin America/ Emerging Markets	%	Commodities	%
Oakmark International I	7.5	Oppenheimer Developing Markets Y	6.4	Pimco CommoditiesPLUS Strategy I	2.8
MFS International Value I	6.6	Virtus Emerging Markets Opportunities I	5.4
Lazard International Strategic Equity I	6.1	Wasatch Emerging Markets Small Cap	4.8
Oppenheimer International Growth Y	5.6	Wasatch Frontier Emerging Small Countries Inv	3.8
Franklin International Small Cap Growth Adv	5.5	Columbia Acorn Emerging Markets R4	2.0
Pimco International StocksPLUS AR Strategy I	4.9	Seafarer Overseas Growth & Income I	1.9

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Materials Index Adm	3.2	Prudential Global Real Estate Z	5.3	T. Rowe Price Health Sciences	6.5
Vanguard Energy Index Adm	3.1
Fidelity Select Chemicals	2.1
Calvert Global Water A	2.0

World Stock	%	World Allocation	%	Long – Short/ Market Neutral	%
Alpine Global Infrastructure I	2.9	First Eagle Global I	4.4	MainStay Marketfield I	3.0

Short-Term Securities and Other Assets – 4.2%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

December 31, 2013

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/5/2006
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
S & P 500 Index
$16,431
MH Elite Select
Portfolio of Funds
$11,429
MH Elite Select Portfolio of Funds
S & P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2013
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	11.35%	10.08%	1.73%
S & P 500 Index	32.39%	17.94%	6.61%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2013

Mutual Funds (95.8%)	Shares	Value

Oakmark International I	15,177	$ 399,461
MFS International Value I	9,983	351,212
T. Rowe Price Health Sciences	6,053	349,872
Oppenheimer Developing Markets Y	9,178	344,723
Lazard International Strategic Equity I	22,762	329,135
Oppenheimer International Growth Y	7,908	301,779
Franklin International Small Cap Growth Adv	13,158	297,105
Virtus Emerging Markets Opportunities I	30,190	288,318
Prudential Global Real Estate Z	12,904	284,154
Pimco International StocksPLUS AR Strategy I	32,510	261,053
Wasatch Emerging Markets Small Cap	96,627	256,061
First Eagle Global I	4,415	237,633
Wasatch Frontier Emerging Small Countries Inv	65,352	203,244
Vanguard Materials Index Adm	3,209	168,729
Vanguard Energy Index Adm	2,628	165,966
MainStay MarketField I	8,544	158,238
Alpine Global Infrastructure I	8,301	156,973
Pimco CommoditiesPLUS Strategy I	14,045	150,562
Fidelity Select Chemicals	764	111,504
Columbia Acorn Emerging Markets R4*	8,078	108,966
Calvert Global Water A	5,488	107,409
Seafarer Overseas Growth & Income I	8,977	101,885

Total Mutual Funds (Cost $ 4,180,000)		5,133,982

Short-Term Securities (3.8%)

Fidelity Institutional Money Market (Cost $ 202,220)		202,220

Total Short-term Securities (Cost $ 202,220)		202,220

Total Investments in Securities (Cost $ 4,382,220)		5,336,202

Other Assets (0.4%)		21,678

Net Assets (100%)		$ 5,357,880

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2013

Assets

Investments in securities at value (Cost $ 4,382,220)	$ 5,336,202
Cash	21,678

Total Assets	5,357,880

Liabilities
Total Liabilities	-

Net Assets	$ 5,357,880

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 941,960)	$ 4,615,736
Accumulated realized losses on investments	(211,838)
Net unrealized appreciation on investments	953,982

Net Assets	$ 5,357,880

Net asset value per share	$ 5.69

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2013

Investment income
Dividend income from underlying funds	$ 58,140
Interest income from underlying funds	357
Dividend income from money market	125
Total investment income	58,622

Expenses
Investment advisory fees (note 2)	90,322
Administrative service fees	12,903
Total expenses	103,225

Net investment loss	(44,603)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	70,197
Net realized gain from investments	191,796
Net change in unrealized appreciation on investments	333,283
Net realized and unrealized gain on investments	595,276

Net increase in net assets resulting from operations	$ 550,673

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2013 and 2012

	2013	2012
Increase in net assets from operations
Net investment loss	$ (44,603)	$ (27,246)
Capital gain distributions from underlying funds	70,197	40,628
Net realized gain/(loss) from investments	191,796	(113,295)
Change in unrealized appreciation on investments	333,283	677,781
Net increase in net assets resulting from operations	550,673	577,868

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	(280,910)	365,109
Total increase	269,763	942,977

Net assets at beginning of period	5,088,117	4,145,140
Net assets at end of period	$ 5,357,880	$ 5,088,117

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2013

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Virtus Multi-Sector Short Term Bond I	5.8	PIMCO Investment Grade Corp Bond I	4.4	PIMCO Income I	5.6
Thornburg Limited Term Income A	4.0	Scout Core Plus Bond I	4.4	Loomis Sayles Bond I	4.2
Loomis Sayles Limited Term Govt and Agency Y	3.6	DoubleLine Total Return Bond I	3.1
Lord Abbett Short Duration Income F	3.5

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Ivy High Income I	5.1	TCW Emerging Markets Income I	4.7	Templeton Global Total Return Adv	5.6
Vanguard High Yield Corporate Adm	4.9	Fidelity New Markets Income	4.1	PIMCO Foreign Bond (USD - Hedged) I	3.9

Bank Loan	%	Conservative Allocation	%	Nontraditional Bond	%
Credit Suisse Floating Rate High Income I	5.7	Westwood Income Opportunity I	4.1	Forward Credit Analysis Long/Short Adv	2.9
		Touchstone Flexible Income Y	3.1

Income from Stock Dividends	%
Vanguard High Dividend Yield Index Inv	4.5

Short-Term Securities and Other Assets – 12.8%

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

December 31, 2013

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2013
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	-0.20%	3.08%
Barclays Capital Aggregate Bond Index	-1.34%	1.99%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2013

Mutual Funds (87.2%)	Shares	Value

Virtus Multi-Sector Short Term Bond I	37,448	$ 181,999
Credit Suisse Floating Rate High Income I	25,596	177,889
Pimco Income I	14,342	175,835
Templeton Global Total Return Adv	12,948	174,663
Ivy High Income I	18,557	160,332
Vanguard High Yield Corporate Adm	25,216	152,052
TCW Emerging Markets Income I	17,676	148,478
Vanguard High Dividend Yield Index Inv	5,747	141,900
Scout Core Plus Bond I	4,349	138,935
Pimco Investment Grade Corp Bond I	13,372	136,925
Loomis Sayles Bond I	8,697	131,850
Fidelity New Markets Income	8,196	127,773
Westwood Income Opportunity I	9,198	127,299
Thornburg Limited Term Income A	9,463	125,663
Pimco Foreign Bond (USD - Hedged) I	11,521	121,198
Loomis Sayles Limited Term Government and Agency Y	9,613	112,187
Lord Abbett Short Duration Income F	24,284	110,493
Touchstone Flexible Income Y	9,362	96,798
DoubleLine Total Return Bond I	8,929	96,250
Forward Credit Analysis Long/Short Adv	13,074	91,652

Total Mutual Funds (Cost $ 2,775,000)		2,730,171

Short-Term Securities (11.2%)

Fidelity Institutional Money Market (Cost $351,633)		351,633

Total Short-term Securities (Cost $ 351,633)		351,633

Total Investments in Securities (Cost $ 3,126,633)		3,081,804

Other Assets (1.6%)		50,819

Net Assets (100%)		$ 3,132,623

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2013

Assets

Investments in securities at value (Cost $ 3,126,633)	$ 3,081,804
Cash	50,819

Total Assets	3,132,623

Liabilities

Total Liabilities	-

Net Assets	$ 3,132,623

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 607,319)	$ 3,117,074
Undistributed net invest income	78,471
Accumulated realized losses on investments	(18,093)
Net unrealized depreciation on investments	(44,829)

Net Assets	$ 3,132,623

Net asset value per share	$ 5.16

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Operations

For The Years Ended December 31, 2013

Investment income
Dividend income from underlying funds	$ 18,369
Interest Income from underlying funds	98,121
Dividend income from money market	206
Total investment income	116,696

Expenses
Investment advisory fees (note 2)	30,580
Administrative service fees	7,645
Total expenses	38,225

Net investment income	78,471

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	15,890
Net realized loss from investments	(33,983)
Net change in unrealized depreciation on investments	(69,952)
Net realized and unrealized loss on investments	(88,045)

Net decrease in net assets resulting from operations	$ (9,574)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2013 and 2012

	2013	2012
Increase in net assets from operations
Net investment income	$ 78,471	$ 53,562
Capital gain distributions from underlying funds	15,890	21,450
Net realized gain (loss) from investments	(33,983)	12,848
Change in unrealized appreciation/(depreciation) on investments	(69,952)	26,712
Net increase (decrease) in net assets resulting from operations	(9,574)	114,572

Distributions to shareholders from:
Net investment income	(53,562)	(6,974)
Realized gains	(34,298)	(4,934)
Total distributions	(87,860)	(11,908)

Capital share transactions (note 5)	608,940	1,121,114
Total increase	511,506	1,223,778

Net assets at beginning of period	$ 2,621,117	$ 1,397,339
Net assets at end of period	$ 3,132,623	$ 2,621,117

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011 thus the ratios and supplement data have been annualized.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

December 31, 2013

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval (Note 8). MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds, Inc. offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 20010 – 2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.. Management has evaluated the impact of all subsequent events through, February 26, 2014, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at December 31, 2013. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2013 the net investment losses for the following Funds are:

Small Cap Fund of Funds - $33,922     Select Portfolio of Funds - $44,603

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.75%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 2.25% of average net assets.

For the period ended December 31, 2013 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 55,419

MH Elite Fund of Funds

$ 87,073

MH Elite Select Portfolio of Funds

$ 90,322

MH Elite Income Fund of Funds

$ 30,580

For the period ended December 31, 2013 other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

$ 13,855

MH Elite Fund of Funds

$ 21,768

MH Elite Select Portfolio of Funds

$ 12,903

MH Elite Income Fund of Funds

$   7,645

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2013 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$1,675,000	$ 1,673,150
MH Elite Fund of Funds	$1,450,000	$ 1,453,436
MH Elite Select Portfolio of Funds	$1,740,000	$ 2,021,796
MH Elite Income Fund of Funds	$ 910,000	$ 476,017

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2013, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 1,275,698	$ 1,137
MH Elite Fund of Funds	$ 2,267,141	$ 0
MH Elite Select Portfolio of Funds	$ 953,982	$ 0
MH Elite Income Fund of Funds	$ 42,650	$ 87,479

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$90,472	$42,329	$-	$78,471
Undistributed long-term capital gain	$704,042	$478,147	$-	$-
Unrealized appreciation	$1,274,561	$2,267,141	$953,982	$-

At December 31, 2013, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2014 with an ex and pay date of January 8, 2014.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share	Amount	Per Share
Dividend	$ -	$ -	$ 20,616	$0.015230	$ 78,471	$0.129580
Short Term Capital Gain	$ 90,472	$0.122181	$ 21,713	$0.016041	$ -	$ -
Long Term Capital Gain	$ 704,042	$0.950800	$ 478,147	$0.353239	$ -	$ -

No distribution in 2013 was declared for the MH Elite Select Portfolio of Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2013, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2017	-	-	$94,568	-
Indefinitely	-	-	$ 72,667	18,093
Total	-	-	$167,235	-

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2013, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	46,291	$ 363,972	74,931	$ 450,433
Shares issued in reinvestment of distributions	11,912	77,188	-	-
	58,203	441,160	74,931	450,433
Shares redeemed	(83,919)	(614,867)	(58,936)	(357,352)
Net Increase/(Decrease)	(25,716)	$ (173,707)	15,995	$ 93,081

	MH Elite Fund of Funds
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	163,560	$ 1,079,535	171,154	$ 926,268
Shares issued in reinvestment of distributions	6,115	34,976	-	-
	169,675	1,114,511	171,154	926,268
Shares redeemed	(156,779)	(1,018,097)	(142,363)	(767,936)
Net Increase	12,896	$ 96,414	28,791	$ 158,332

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

5.

CAPITAL SHARE TRANSACTIONS  (continued)

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	112,083	$ 605,203	149,059	$ 721,235
Shares issued in reinvestment of distributions	-	-	-	-
	112,083	605,203	149,059	721,235
Shares redeemed	(165,147)	(886,113)	(73,036)	(356,126)
Net Increase/(decrease)	(53,064)	$ (280,910)	76,023	$ 365,109

	MH Elite Income Fund of Funds
	For the period ended December 31, 2013		For the period ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Sold	243,357	$ 1,259,227	292,158	$ 1,519,485
Shares issued in reinvestment of distributions	16,929	87,860	2,367	11,908
	260,286	1,347,087	294,525	1,531,393
Shares redeemed	(144,224)	(738,147)	(79,073)	(410,279)
Net Increase	116,062	$ 608,940	215,452	$ 1,121,114

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

6. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Directors has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Money Market Funds. Securities are valued using amortized cost, which approximates fair value. To the extent that the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2013

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2013:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,293,472	$ 9,789,774	$ 5,336,202	$ 3,081,804
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 6,293,472	$ 9,789,774	$ 5,336,202	$ 3,081,804

The Funds did not hold any Level 3 investments during the year ended December 31, 2013.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about

Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-

01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).

The ASU is effective for interim and annual reporting periods that begin after December 15,

2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENT

On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of MH Elite Portfolio of Funds, Inc.

 We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds, Inc.), (collectively the “Funds”), including the schedules of investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting MH Elite Portfolio of Funds, Inc., as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the periods indicated therein, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

February 26, 2014

Abington, Pennsylvania

 MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2013

(Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

ANNUAL SHAREHOLDER MEETING

The annual meeting of Shareholders of MH Elite Portfolio of Funds, Inc. was held on October 31, 2013. All shareholders of record as of September 1, 2013 were asked to vote on the election of five directors, to ratify or reject the selection of the firm Sanville and Company as the independent public accountants to audit and certify financial statements of the Funds for the fiscal year ending December 31, 2013 and to approve or not approve a merger transaction whereby the Corporation would change its state of domestication from New Jersey to Delaware and its form of entity from a corporation to a statutory trust

Shareholders voted in favor of Jeff Holcombe, Vince Rettino, Howard Samms, Tice Walker and Vincent Farinaro to serve a one year term as the Board of Trustees effective January 1, 2014.

Shareholders voted to ratify the selection of Sanville and Company, to serve as the independent public accountants.

Shareholders approved the merger transaction whereby the Corporation would change its state of domestication from New Jersey to Delaware and its form of entity from a corporation to a statutory trust effective January 1, 2014.

There were no other matters presented to the Board.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2013

(Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 4, 2013, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

•

The background, education and experience of the Advisor’s personnel

•

Investment strategies and decision making processes

•

The nature, extent and quality of the services to be provided by the investment adviser

•

Investment performance of the Funds

•

Compensation to the adviser and analysis of the adviser’s profitability with respect to the Funds

•

Financial condition and stability of the adviser

•

Possible conflicts of interest between the adviser and the Funds

•

Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Accounting, auditing and legal services are outsourced by the adviser. Some shareholder services are being provided by Mutual Shareholder Services, LLC.  Huntington National Bank serves as the Funds custodian. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds.  The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds’ assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2013

(Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2013 through December 31, 2013.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth and sixth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period July 1, 2013 to December 31, 2013 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,189	$6.90	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,143	$6.75	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,109	$10.63	(c)
Actual – MH Elite Income Fund of Funds	$1,000	$1,014	$6.35	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,015	$10.16

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 2.25% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

December 31, 2013

(Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested directors serve on the Board of Directors of each Fund.

Name,Address, and Age	Director Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 85	Independent Director	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 68	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 45	Independent Director	One Year, Since 9-1-2003	American International Group, Inc. Head Information Analytics Actuary; previously, Vice President at Munich Re America	4	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 58	Interested Director, Vice-President	One Year, Since 7-31-1998	Ericsson Software Engineering Manager and MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 38	Interested Director	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Disinterested Director are compensated by the adviser and not the Funds

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

December 31, 2013

(Unaudited)

Name,Address, and Age	Director Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 62	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 58	Vice President, Chief Information Officer and Director	Since 7-31-1998	Ericsson Software Engineering Manager	4	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  The Chairman of the Board is paid an additional $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2013

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue, Rahway, NJ 07065.

Item 3. Audit Committee Financial Expert.

MH Elite Portfolio of Funds, Inc. manages a small fund with less than

20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the

Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2013             2012

                     -------          -------

Audit Fees          $ 24,000         $ 23,000

Audit-Related              0                0

Tax Fees               4,020            4,020

All Other Fees             0                0

                    ---------          -------

Total               $ 28,020         $ 27,020

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer'

within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End

         Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the

Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2)  Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President

      (Principal Executive Officer)

Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcomb

      Jeff Holcomb

      Vice President

       (Principal Financial Officer)

Date March 7, 2014